CONVERTIBLE REDEEMABLE PREFERRED SHARES AND WARRANTS (Tables)	12 Months Ended
Dec. 31, 2020
CONVERTIBLE REDEEMABLE PREFERRED SHARES AND WARRANTS
Schedule of Company's Preferred Shares activities

Mezzanine equity	Series A‑1	Series A‑2	Series B	Series C‑1	Series C‑2	Series C‑3	Total
	US$	US$	US$	US$	US$	US$	US$
Balance as of December 31, 2017	5,473,957	3,000,000	27,999,995	—	—	—	36,473,952
Issuance of Series C‑1 Preferred Shares	—	—	—	48,258,313	—	—	48,258,313
Accretion of Series C‑1 Preferred Shares to redemption value	—	—	—	222,846	—	—	222,846
Balance as of December 31, 2018	5,473,957	3,000,000	27,999,995	48,481,159	—	—	84,955,111
Issuance of Series C‑2 Preferred Shares	—	—	—	—	18,999,999	—	18,999,999
Issuance of Series C‑3 Preferred Shares	—	—	—	—	—	50,000,000	50,000,000
Accretion of Series C‑1 Preferred Shares to redemption value	—	—	—	246,184	—	—	246,184
Balance as of December 31, 2019	5,473,957	3,000,000	27,999,995	48,727,343	18,999,999	50,000,000	154,201,294
Accretion of Series C‑1 Preferred Shares to redemption value	—	—	—	248,113	—	—	248,113
Balance as of December 31, 2020	5,473,957	3,000,000	27,999,995	48,975,456	18,999,999	50,000,000	154,449,407

Schedule of assumptions used in estimating the fair value of warrant liabilities

For the year
ended
December 31,
2018
Risk‑free interest rate	1.92%, 2.37%
Exercise price	US$10.2089
Maturity date	01/04/2019
Estimated volatility rate	63.78%, 71.00%